Performance Management - AMERICAN FUNDS CORPORATE BOND FUND	Aug. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Results do not include a sales charge; if a sales charge were included, results would be lower.
Bar Chart [Heading]	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 9.16% (quarter ended June 30, 2020)

Lowest -7.64% (quarter ended June 30, 2022)

The fund's total return for the six months ended June 30, 2026, was 0.58%

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	0.58%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(7.64%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	12/14/2012	2.70%	–1.60%	2.68%	2.62%
− After taxes on distributions		0.95	–2.85	1.34	N/A
− After taxes on distributions and sale of fund shares		1.58	–1.74	1.49	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	7/29/2016	4.88%	–1.57%	N/A	1.55%
F-1	7/29/2016	6.66	–0.84	N/A	2.18
F-2	7/29/2016	6.93	–0.58	N/A	2.46
F-3	1/27/2017	7.05	–0.47	N/A	3.03
529-A (with maximum sales charge)	7/29/2016	2.91	–1.57	N/A	1.77
529-C	7/29/2016	4.83	–1.62	N/A	1.75
529-E	7/29/2016	6.43	–1.06	N/A	1.97
529-F-2	10/30/2020	6.95	–0.57	N/A	0.00
529-F-3	10/30/2020	7.01	–0.52	N/A	0.05
R-1	7/29/2016	5.90	–1.55	N/A	1.57
R-2	7/29/2016	5.91	–1.54	N/A	1.51
R-2E	7/29/2016	6.21	–1.26	N/A	1.86
R-3	7/29/2016	6.39	–1.10	N/A	1.94
R-4	7/29/2016	6.69	–0.81	N/A	2.23
R-5E	7/29/2016	6.89	–0.62	N/A	2.43
R-5	7/29/2016	6.96	–0.53	N/A	2.50
R-6	7/29/2016	7.06	–0.47	N/A	2.55

Indexes*	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	–0.36%	2.01%	1.87%
Bloomberg U.S. Corporate Investment Grade Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.77	–0.09	3.27	2.90
Class A annualized 30-day yield at May 31, 2026: 4.27% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025 (with maximum sales charge):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Thirty Day Yield Caption [Optional Text]	Class A annualized 30-day yield at May 31, 2026
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	4.27%
Performance Availability Website Address [Text]	capitalgroup.com